Schedule of Assets (Details Textual) - EBP 38-3360868 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	Mercantile Bank 401(k) Plan
Entity Tax Identification Number	38-3360868
EBP, Plan Number	001